Provisions - Provisions Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 2,128	€ 1,894
Goodwill expected to be deductible for tax purposes	343	420
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	719	881
Civil Proceedings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	335	529
Brazil
Disclosure of other provisions [line items]
Other provisions	879	686
Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	4,786	4,606
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	314	189
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	340	282	€ 348
Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	€ 77	€ 129